Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Redemption of Shares of Common Stock
Subsequent to December 31, 2012, the Company redeemed 12,964 shares for $121,000 at an average price per share of $9.35 pursuant to redemption requests received on or before December 6, 2012.
Line of Credit
Subsequent to December 31, 2012, the Company borrowed $16.0 million and repaid $6.0 million of the amounts outstanding under the Credit Facility. As of March 6, 2013, the Company had $329.1 million outstanding under the Credit Facility and $20.4 million available for borrowing.
Share Valuation
Subsequent to December 31, 2012, the Company’s board of directors established a new Estimated Share Value.
Merger Agreement
Subsequent to December 31, 2012, the Company entered into the Merger Agreement with Spirit, as discussed in Note 2 to these consolidated financial statements.
Legal Proceedings
In connection with the Company’s Merger with Spirit, on March 5, 2013, a putative class action and derivative lawsuit was filed in the Circuit Court for Baltimore City, Maryland against and purportedly on behalf of Spirit captioned Kendrick, et al. v. Spirit Realty Capital, Inc., et al.  The complaint names as defendants Spirit, the members of the board of directors of Spirit, the Spirit Partnership, the Company and Cole OP II, and alleges that the directors of Spirit breached their fiduciary duties by engaging in an unfair process leading to the Merger Agreement, agreeing to a Merger Agreement at an opportunistic and unfair price, allowing draconian and preclusive deal protection devices in the Merger Agreement, and by engaging in self-interested and otherwise conflicted actions.  The complaint alleges that the Company, Cole OP II and the Spirit Partnership aided and abetted those breaches of fiduciary duty.  The complaint seeks a declaration that defendants have breached their fiduciary duties or aided and abetted such breaches and that the Merger Agreement is unenforceable, an order enjoining a vote on the transactions contemplated by the Merger Agreement, rescission of the transactions in the event they are consummated, imposition of a constructive trust, an award of fees and costs, including attorneys’ and experts’ fees and costs, and other relief.
Advisory and Property Management Matters Agreement
Subsequent to December 31, 2012, the Company and Cole OP II entered into an advisory and property management matters agreement with Cole Advisors II and Cole Realty Advisors, with Spirit as a signatory to the agreement as an express third party beneficiary, as discussed in Note 15 to these consolidated financial statements.
Property Disposition
Subsequent to December 31, 2012, the Company sold one property for a gross sales price of $4.7 million. The transaction resulted in net cash proceeds of $4.5 million to the Company and a gain of $245,000. In connection with this sale, $136,000 of straight-line receivables were written off as a reduction to the gain. The Company has no continuing involvement with the property disposed of subsequent to the disposition. As of December 31, 2012, the potential buyer was performing its due diligence processes for this property and negotiations with the Company on the purchase and sale terms were not yet complete.  Therefore, the Company believes that the sale the property was not considered to be probable, and therefore, the requirements under GAAP to treat the property as held for sale were not met as of December 31, 2012.
Holdings Merger Agreement
On March 5, 2013, Cole Credit Property Trust III, Inc. (“CCPT III”), Cole Holdings Corporation (“Holdings”), CREInvestments, LLC (“Holdings Merger Sub”) and Christopher H. Cole (“Mr. Cole”), entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”). The Holdings Merger Agreement provides for the merger of Holdings with and into Holdings Merger Sub (the “Holdings Merger”) with the Holdings Merger Sub surviving and continuing its existence under the laws of the State of Maryland as a wholly owned subsidiary of CCPT III.  Holdings is wholly owned by Mr. Cole, the chairman of the board, chief executive officer and president of the Company and is an affiliate of the Company’s sponsor, the parent company and indirect owner of the Company’s advisor and the indirect owner of the Company’s property manager and dealer manager. The consummation of the Holdings Merger is subject to various conditions. Upon consummation of the Holdings Merger, the Holdings Merger Sub will be renamed Cole Real Estate Investments, Inc. and intends to list its shares of common stock on the New York Stock Exchange.
Despite the indirect change of control that would occur for the Company’s advisor, property manager and dealer manager upon consummation of the Holdings Merger, such entities will continue to serve in their respective capacities to the Company without any changes in personnel or service procedures resulting from the Holdings Merger.